SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Share-Based Payment Arrangements [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

	Years ended December 31,
	2019	2018
Share option award plan	$2.4	$2.3
Full value award plans	6.8	6.1
	$9.2	$8.4

(a)Share option award plan
The Company has a comprehensive share option plan for its full-time employees, directors and officers. The options vest over four to five years and expire no later than seven years from the grant date.
The reserve for share options has a maximum allotment of 25,505,624 common shares. As of December 31, 2019, the total number of shares in reserve was 11,374,026 of which 7,486,326 were outstanding and 3,887,700 were unallocated.

	Year ended December 31, 2019		Year ended December 31, 2018
	Share options (in millions)	Weighted average exercise price (C$/share)[1]	Share options (in millions)	Weighted average exercise price (C$/share)[1]
Outstanding, beginning of the year	7.1	$6.15	6.7	$6.81
Granted	1.4	4.74	1.0	6.83
Exercised	—	—	(0.1)	4.48
Forfeited	(0.2)	5.75	(0.1)	12.77
Expired	(0.8)	13.29	(0.4)	18.79
Outstanding, end of the year	7.5	$5.11	7.1	$6.15
Exercisable, end of the year	3.9	$5.16	3.7	$7.16

1	Exercise prices are denominated in Canadian dollars. The exchange rate at December 31, 2019 between the U.S. dollar and Canadian dollar was
$0.7715/C$.
The following table summarizes information related to share options outstanding at December 31, 2019:

Range of Prices C$/share	Number Outstanding (millions)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price (C$/share)
1.01 - 5.00	4.0	3.5	$3.96
5.01 - 10.00	3.5	3.2	6.41
	7.5	3.4	$5.11

The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the options granted. The estimated fair value of the options is expensed over their expected life.

	Years ended December 31,
	2019	2018
Weighted average risk-free interest rate	1.8%	2.0%
Weighted average expected volatility[1]	62.8%	65.0%
Weighted average dividend yield	0.0%	0.0%
Weighted average expected life of options issued (years)	5.0	5.0
Weighted average grant-date fair value (C$ per share)	$2.54	$3.77
Weighted average share price at grant date (C$ per share)	$4.74	$6.83
Weighted average exercise price (C$ per share)	$4.74	$6.83

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the options.
(b)Full value award plans
(i) Full value award reserve
The Company has a reserve for deferred share units, restricted share units and performance share units for employees and directors with a maximum allotment of 13,756,762 common shares. As of December 31, 2019, the total number of shares in reserve was 9,170,772 of which 5,277,790 were outstanding and 3,892,982 were unallocated.
A summary of the status of the Company’s deferred share units and restricted share units issued to employees and directors under the full value award plan and changes during the year is presented below.

	Years ended December 31,
(in millions)	2019	2018
Outstanding, beginning of the year	5.2	4.6
Granted	2.0	2.0
Issued	(1.2)	(0.8)
Forfeited	(0.7)	(0.6)
Outstanding, end of the year	5.3	5.2

(ii) Summary of awards granted
Deferred share units
Effective January 1, 2017, directors can elect to receive the equity portion of their annual retainer in the form of deferred share units or restricted share units. Deferred share units vest at the end of each year and are released upon a director leaving the Board. The deferred share units are equity settled and have no cash settlement alternatives. As the deferred share units are equity settled, the cost to the Company is based on the grant date fair value.
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the deferred share units granted. The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2019	2018
Weighted average risk-free interest rate	1.9%	1.7%
Weighted average expected volatility[1]	44.0%	44.0%
Weighted average dividend yield	0.0%	0.0%
Weighted average expected life of deferred share units issued (years)	1.0	1.0
Weighted average grant-date fair value (C$ per share)	$5.01	$7.26
Weighted average share price at grant date (C$ per share)	$5.01	$7.26

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the units.
Restricted share units
Executive officers, directors and certain employees are granted restricted share units from the full value award reserve on an annual basis.
Employee restricted share unit grants vest over twelve to thirty-six months, have no restrictions upon vesting and are equity settled.  There are no cash settlement alternatives and no vesting conditions other than service.
Restricted share units are granted to employees based on performance objectives and criteria determined on an annual basis based on guidelines established by the Human Resources and Compensation Committee of the Board of Directors. The amount of shares granted is determined as part of the employees’ overall compensation.
The following were the weighted average inputs to the Black-Scholes model used in determining the fair value of the restricted share units granted. The estimated fair value of the awards is expensed over their vesting period.

	Years ended December 31,
	2019	2018
Weighted average risk-free interest rate	1.8%	1.9%
Weighted average expected volatility[1]	55.0%	64.0%
Weighted average dividend yield	0.0%	0.0%
Weighted average expected life of restricted share units issued (years)	3.0	3.0
Weighted average grant-date fair value (C$ per share)	$4.73	$6.76
Weighted average share price at grant date (C$ per share)	$4.73	$6.76

1	Expected volatility is estimated by considering historic average share price volatility based on the average expected life of the restricted share units.

(c)	Share purchase plan
The Company has a share purchase plan for employees with more than three months of continuous service. Participants determine their contribution as a whole percentage of their base salary from 1% to 10%. The Company matches 75% of the first 5% of employee contributions, to a maximum of 3.75% of the employee’s salary, towards the purchase of shares on the open market. No shares are issued from treasury under the share purchase plan. The Company’s contribution is expensed and is considered vested at the end of the day on December 31 of each calendar year.